                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                   SUPPLEMENT DATED DECEMBER 17, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                      PROSPECTUS DATED DECEMBER 30, 2003,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004

     The Prospectus is hereby supplemented as follows:

     Effective December 17, 2004, the Fund has been renamed the "Van Kampen High Yield Fund." This change better aligns the name of the Fund with the Fund's investment policies and practices and is not intended to change the investment strategies of the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   HYI SPT 12/04
                                                                     65044SPT-01

                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                   SUPPLEMENT DATED DECEMBER 17, 2004 TO THE
                                 CLASS I SHARES
                       PROSPECTUS DATED SEPTEMBER 1, 2004

     The Prospectus is hereby supplemented as follows:

     Effective December 17, 2004, the Fund has been renamed the "Van Kampen High Yield Fund." This change better aligns the name of the Fund with the Fund's investment policies and practices and is not intended to change the investment strategies of the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 HYI SPT I 12/04

                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                   SUPPLEMENT DATED DECEMBER 17, 2004 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2004

     The Statement of Additional Information is hereby supplemented as follows:

     Effective December 17, 2004, the Fund has been renamed the "Van Kampen High Yield Fund." This change better aligns the name of the Fund with the Fund's investment policies and practices and is not intended to change the investment strategies of the Fund.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               HYI SPT SAI 12/04